RELATED PARTIES - Key Management Personnel Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 12	€ 8	€ 9
Directors' fees	2	1	1
Share-based compensation	10	9	10
Post-employments benefits	0	0	0
Termination benefits	0	0	0
Employer social contribution	2	1	1
Total	€ 26	€ 19	€ 21